7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of options
	2018	2017	2016
Risk-free interest rate	1.25%	1.21%	1.71%
Expected life	5 years	5 years	4.53 years
Expected volatility	130.43%	141.88%	144.86%
Expected dividend yield	Nil	Nil	Nil